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Emerging Markets Social Core Equity Portfolio
Emerging Markets Social Core Equity Portfolio
Investment Objective
The investment objective of the Emerging Markets Social Core Equity Portfolio is long-term capital appreciation.
Fees and Expenses of the Portfolio
This table describes the fees and expenses you may pay if you buy and hold shares of the Emerging Markets Social Core Equity Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Emerging Markets Social Core Equity Portfolio Emerging Markets Social Core Equity Portfolio Shares USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Emerging Markets Social Core Equity Portfolio Emerging Markets Social Core Equity Portfolio Shares [1]
Management Fee	0.45%
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.53%
[1]	The "Management Fee" and "Total Annual Operating Expenses" have been adjusted to reflect the decrease in management fee payable by the Emerging Markets Social Core Equity Portfolio from 0.47% to 0.45% effective as of February 28, 2020.

EXAMPLE
This Example is meant to help you compare the cost of investing in the Emerging Markets Social Core Equity Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Emerging Markets Social Core Equity Portfolio | Emerging Markets Social Core Equity Portfolio Shares | USD ($)	54	170	296	665

Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
Emerging Markets Social Core Equity Portfolio | Emerging Markets Social Core Equity Portfolio Shares | USD ($)	54	170	296	665

PORTFOLIO TURNOVER
The Emerging Markets Social Core Equity Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Emerging Markets Social Core Equity Portfolio’s performance. During the most recent fiscal year, the Emerging Markets Social Core Equity Portfolio’s portfolio turnover rate was 15% of the average value of its investment portfolio.
Principal Investment Strategies
The Emerging Markets Social Core Equity Portfolio purchases a broad and diverse group of securities associated with emerging markets, which may include frontier markets (emerging market countries in an earlier stage of development), authorized for investment by Dimensional Fund Advisors LP’s (the “Advisor”) Investment Committee (“Approved Markets”), with a greater emphasis on small capitalization, value, and/or high profitability companies while excluding securities of certain emerging markets companies based upon the Portfolio’s social issue screens. The Portfolio’s increased exposure to small capitalization, value, and/or high profitability companies may be achieved by decreasing the allocation of the Portfolio’s assets to the largest growth or low profitability companies, which would result in a greater weight allocation to small capitalization, value, and/or high profitability companies. An equity issuer is considered a growth company primarily because it has a high price in relation to its book value. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing growth and value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing growth, value, or profitability are subject to change from time to time. The Advisor may also adjust the representation in the Emerging Markets Social Core Equity Portfolio of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, investment characteristics, and other factors that the Advisor determines to be appropriate. In assessing a company’s investment characteristics, the Advisor may consider ratios such as recent changes in assets or book value scaled by assets or book value. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. The Advisor may also adjust the representation in the Portfolio of an eligible company, or exclude a company, that the Advisor believes to be negatively impacted by environmental, social or governance factors (including accounting practices and shareholder rights) to a greater degree relative to other issuers.

As a non-fundamental policy, under normal circumstances, the Emerging Markets Social Core Equity Portfolio will invest at least 80% of its net assets in emerging markets equity securities that are defined in the prospectus as Approved Markets securities. The Emerging Markets Social Core Equity Portfolio may gain exposure to companies in Approved Markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country.

The Emerging Markets Social Core Equity Portfolio may purchase or sell futures contracts and options on futures contracts for Approved Markets or other equity market securities and indices, including those of the United States, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns. The above-referenced investments are not subject to, though they may incorporate, the Portfolio’s social criteria.

The Emerging Markets Social Core Equity Portfolio may lend its portfolio securities to generate additional income.

The Emerging Markets Social Core Equity Portfolio seeks to purchase securities that are consistent with the Portfolio’s social issue screens, which are monitored by an independent third party. The Portfolio seeks to exclude from its investment portfolio those companies that are identified by the Portfolio’s social issue screens, as further discussed below. The Portfolio’s social issue screens are designed to identify companies that: (1) earn at least 20% of their total annual revenue through the production and/or sale of conventional or nuclear weapons, their weapon systems, or critical components of these products, or the provision of weapon systems support and service; (2) are engaged in business activities in or with the Republic of the Sudan that are tied to, or support, its military or government, the oil, mineral or power sectors, or that otherwise demonstrate complicity in genocide in Sudan; (3) earn at least 15% of their total annual revenue through the production and/or sale of tobacco or alcohol products, or key products or raw materials necessary for their production; (4) earn at least 20% of their total annual revenue from certain gambling activities, the production of goods used exclusively for gambling, or the provision of certain services in casinos that are fundamental to gambling operations; (5) directly participate in abortions, or develop or manufacture abortive agents or contraceptives; (6) earn at least 15% of their total annual revenue from the rental, sale, distribution or production of pornographic materials, or the ownership or operation of adult entertainment establishments; (7) are involved in the production or manufacture of landmines, cluster munitions, or the essential components of these products; (8) are involved in the production or manufacture of civilian firearms; (9) have had major recent controversies relating to child labor infractions in the U.S. or abroad; and/or (10) are involved in stem cell research.

The Portfolio may modify this list of social issue screens, at any time, without prior shareholder approval or notice.
Principal Risks
Because the value of your investment in the Emerging Markets Social Core Equity Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Emerging Markets Social Core Equity Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Emerging Markets Social Core Equity Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the Portfolio that owns them, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Profitability Investment Risk: High relative profitability stocks may perform differently from the market as a whole and following a profitability-oriented strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Emerging Markets Social Core Equity Portfolio does not hedge foreign currency risk.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Social Investment Risk: The Emerging Markets Social Core Equity Portfolio’s social issue screens may limit the number of investment opportunities available to the Portfolio, and as a result, at times the Portfolio may underperform funds that are not subject to such special investment conditions. For example, the Portfolio may decline to purchase certain securities when it is otherwise advantageous to do so, or the Portfolio may sell certain securities for social reasons when it is otherwise disadvantageous to do so.

Derivatives Risk: Derivatives are instruments, such as futures, and options thereon, and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the Emerging Markets Social Core Equity Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, settlement, liquidity, interest rate, market, credit and management risks, as well as the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Emerging Markets Social Core Equity Portfolio may lose money and there may be a delay in recovering the loaned securities. The Emerging Markets Social Core Equity Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Advisor’s control, including instances at third parties. The Emerging Markets Social Core Equity Portfolio and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Cyber Security Risk: The Emerging Markets Social Core Equity Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.
Performance
The bar chart and table immediately following illustrate the variability of the Emerging Markets Social Core Equity Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The Emerging Markets Social Core Equity Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the Emerging Markets Social Core Equity Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Emerging Markets Social Core Equity Portfolio—Total Returns

January 2010-December  2019
Highest Quarter	Lowest Quarter
20.46% (7/10–9/10)	-24.78% (7/11–9/11)

Annualized Returns (%) Periods ending December 31, 2019
Average Annual Total Returns - Emerging Markets Social Core Equity Portfolio	1 Year	5 Years	10 Years
Emerging Markets Social Core Equity Portfolio Shares	17.13%	5.54%	3.89%
Emerging Markets Social Core Equity Portfolio Shares | Return After Taxes on Distributions	16.43%	4.94%	3.28%
Emerging Markets Social Core Equity Portfolio Shares | Return After Taxes on Distributions and Sale of Portfolio Shares	10.55%	4.20%	3.02%
MSCI Emerging Markets Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	18.42%	5.61%	3.68%